Related party transactions	12 Months Ended
Mar. 31, 2015
Related party transactions

28. Related party transactions

The Bank’s principal related parties consist of HDFC Limited, its principal owner, subsidiaries of HDFC Limited and affiliates of the Bank. Transactions disclosed under “others” primarily consist of transactions with subsidiaries of HDFC Limited and affiliates of the Bank. The Bank enters into transactions with its related parties, such as providing banking services, sharing costs and service providers, purchasing services, making joint investments, and borrowing from related parties and subletting premises. The Bank is prohibited from making loans to companies with which it has directors in common. The Bank, being an authorized dealer, deals in foreign exchange and derivative transactions with certain parties which include the principal owner and related companies. The foreign exchange and derivative transactions are undertaken in line with the RBI guidelines. The Bank’s related party balances and transactions are summarized as follows:

Balances payable to related parties are as follows:

	As of March 31,
	2014						2015
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Balances in non-interest-bearing deposits	Rs.	29,348.1	Rs.	5,541.4	Rs.	34,889.5	Rs.	11,333.1	Rs.	6,902.2	Rs.	18,235.3	US$	292.7

Balances in interest-bearing deposits		25,600.3		1,341.6		26,941.9		10,701.3		1,482.7		12,184.0		195.5

Accrued expenses and other liabilities		143.2		0		143.2		192.5		0		192.5		3.1

Total	Rs.	55,091.6	Rs.	6,883.0	Rs.	61,974.6	Rs.	22,226.9	Rs.	8,384.9	Rs.	30,611.8	US$	491.3

Balances receivable from related parties are as follows:

	As of March 31,
	2014						2015
	Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Loans	Rs.	0	Rs.	450.9	Rs.	450.9	Rs.	0	Rs.	267.7	Rs.	267.7	US$	4.3
Other assets		126.4		701.6		828.0		150.4		443.3		593.7		9.5

Total	Rs.	126.4	Rs.	1,152.5	Rs.	1,278.9	Rs.	150.4	Rs.	711.0	Rs.	861.4	US$	13.8

Purchase of property and equipment from related parties for the years ended March 31, 2014 and 2015 were nil. Purchase and sale of investments from Others for the year ended March 31, 2015 were Rs. 9,326.3 million (previous year Rs. 2,365.6 million) and Rs. 3,374.1 million (previous year Rs.4,117.4 million), respectively. Investment of Others in the Bank’s tier II bonds for the year ended March 31, 2015 were Rs. 900.0 million (previous year Rs. 900.0 million).

Included in the determination of net income are the following significant transactions with related parties:

	March 31,
	2013						2014						2015
	Principal owner		Others		Total		Principal owner		Others		Total		Principal owner		Others		Total		Total
	(In millions)
Non-interest revenue-Fees and commissions	Rs.	1,395.9	Rs.	6,689.5	Rs.	8,085.4	Rs.	1,308.1	Rs.	5,351.6	Rs.	6,659.7	Rs.	1,443.7	Rs.	7,108.8	Rs.	8,552.5	US$	137.3
Interest and Dividend revenue		0		19.1		19.1		0		110.8		110.8		0		73.4		73.4		1.2
Interest expense-Deposits		(97.9)		(131.8)		(229.7)		(88.3)		(199.6)		(287.9)		(76.0)		(224.8)		(300.8)		(4.8)
Non-interest expense-Administrative and other		(462.4)		(1,110.7)		(1,573.1)		(839.9)		(1,680.0)		(2,519.9)		(1,377.9)		(1,023.0)		(2,400.9)		(38.5)
Non-interest expense-Premises and equipment		(17.0)		(12.6)		(29.6)		(17.2)		(11.7)		(28.9)		(20.4)		(7.2)		(27.6)		(0.4)

Other transactions with principal owners are as follows:

During the years ended March 31, 2014 and March 31, 2015, the Bank purchased “AAA” rated home loans aggregating Rs. 55,560.7 million and Rs. 82,492.1 million, respectively. Dividends paid to HDFC Limited during the years ended March 31, 2014 and March 31, 2015 were Rs. 2,162.7 million and Rs. 2,693.5 million, respectively. The Bank also enters into foreign exchange and derivative transactions with HDFC Limited. The notional principal amount and the mark-to-market gains in respect of foreign exchange and derivative contracts outstanding as of March 31, 2015 was Rs. 1,000.0 million (previous year Rs. 2,500.0 million) and Rs. 18.0 million (previous year Rs. 70.8 million), respectively.

During the year ended March 31, 2015, the Bank issued Guarantees on behalf of Principal owner and Others for Rs. 1.1 million (previous year Rs.1.1 million) and for Rs. 13.4 million (previous year Rs. 0.4 million), respectively